Share-based Compensation - Summary of Restricted Stock Unit Activity (Details) - 2021 Plan - Restricted Stock Units (RSUs)	3 Months Ended
	Mar. 31, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, Nonvested Beginning Balance | shares	2,859,385
Ordinary shares, Granted | shares	105,632	[1]
Ordinary shares, Vested | shares	(713,203)	[2]
Ordinary shares, Forfeited | shares	(210,738)
Restricted Stock Units, Performance adjustments | shares	60,977	[3]
Ordinary shares, Nonvested Ending Balance | shares	2,102,053
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 45.95
Weighted Average Grant Date Fair Value, Granted | $ / shares	18.33	[1]
Weighted Average Grant Date Fair Value, Vested | $ / shares	24.06	[2]
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	58.34
Weighted Average Grant Date Fair Value, Performance adjustment | $ / shares	0	[3]
Weighted Average Grant Date Fair Value, Outstanding Ending balance | $ / shares	$ 45.47

[1]	Represents RSUs and PRSUs based on performance target achievement of 100%
[2]	Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was 17,710.
[3]	Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.